PRINCIPAL ACCOUNTING POLICIES (Details 6)	1 Months Ended									9 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Feb. 28, 2014 CNY (¥)	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CNY (¥)	Aug. 31, 2013 USD ($)	Aug. 31, 2013 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business combination disclosures
Purchase consideration									¥ 47,000,000
Goodwill										$ 427,817,481	¥ 2,719,036,781	¥ 1,892,507,708
Purchase price allocation
Goodwill.										$ 427,817,481	¥ 2,719,036,781	¥ 1,892,507,708
B2B hotel reservation company
Business combination disclosures
Percentage of Ownership										100.00%
Purchase consideration | $								$ 8,000,000
Cash payment for acquisition				$ 7,000,000	¥ 44,000,000
Wholesaler operated hotel reservation and air ticketing services
Business combination disclosures
Non-controlling interest percentage							49.00%
Purchase consideration | $	$ 75,600,000
Online Trip Package Service Provider
Business combination disclosures
Acquired percentage of issued share capital							51.00%
Purchase consideration						$ 23,000,000	¥ 139,478,964
Goodwill							207,981,890
Purchase price allocation
Net assets							13,176,760
Deferred tax liabilities, non-current							(9,234,620)
Non-controlling interests							(134,009,200)
Goodwill.							207,981,890
Online Trip Package Service Provider | Trademarks and Domain
Purchase price allocation
Identifiable intangible assets							¥ 61,564,134
Offline travel agency
Business combination disclosures
Purchase consideration | $			$ 75,600,000
Travelfusion
Business combination disclosures
Non-controlling interest percentage		30.00%
Purchase consideration		¥ 720,536,040
Goodwill		687,633,024
Purchase price allocation
Net assets		36,936,493
Deferred tax liabilities, non-current		(72,293,783)
Non-controlling interests		(275,995,802)
Goodwill.		687,633,024
Travelfusion | Trademarks and Domain
Purchase price allocation
Identifiable intangible assets		¥ 344,256,108